PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance	₪ 1,180
Balance	1,211	₪ 1,180
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,926	2,881	₪ 3,152
Additions	337	274	116
Disposals	378	229	387
Balance	2,885	2,926	2,881
Cost [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,893	2,003	2,187
Additions	48	55	51
Disposals	322	165	235
Balance	1,619	1,893	2,003
Cost [Member] | Computers and information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	154	207	264
Additions	11	7	17
Disposals	17	60	74
Balance	148	154	207
Cost [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	604	508	486
Additions	122	97	22
Disposals	11	1
Balance	715	604	508
Cost [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	138	29	12
Additions	146	109	17
Disposals	4
Balance	280	138	29
Cost [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	137	134	203
Additions	10	6	9
Disposals	24	3	78
Balance	123	137	134
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,746	1,674	1,738
Depreciation	304	301	316
Disposals	376	229	380
Balance	1,674	1,746	1,674
Accumulated depreciation [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,263	1,224	1,231
Depreciation	174	204	223
Disposals	321	165	230
Balance	1,116	1,263	1,224
Accumulated depreciation [Member] | Computers and information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	108	146	191
Depreciation	13	22	29
Disposals	17	60	74
Balance	104	108	146
Accumulated depreciation [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	253	218	183
Depreciation	39	36	35
Disposals	11	1
Balance	281	253	218
Accumulated depreciation [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	31	7	1
Depreciation	66	24	6
Disposals	3
Balance	94	31	7
Accumulated depreciation [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	91	79	132
Depreciation	12	15	23
Disposals	24	3	76
Balance	79	91	79
Carrying amounts, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,180	1,207
Balance	1,211	1,180	1,207
Carrying amounts, net [Member] | Communication network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	630	779
Balance	503	630	779
Carrying amounts, net [Member] | Computers and information systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	46	61
Balance	44	46	61
Carrying amounts, net [Member] | Optic fibers and related assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	351	290
Balance	434	351	290
Carrying amounts, net [Member] | Subscribers equipment and installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	107	22
Balance	186	107	22
Carrying amounts, net [Member] | Property, leasehold improvements, furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	46	55
Balance	₪ 44	₪ 46	₪ 55